Securities (Details 3) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2012	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Amortized Cost
Due in one year or less		$ 133,456,000		$ 133,456,000		$ 125,804,000
Due after one year through five years		120,411,000		120,411,000		115,950,000
Due after five years through ten years		71,929,000		71,929,000		70,173,000
Due after ten years		680,251,000		680,251,000		727,671,000
Total		1,006,047,000		1,006,047,000		1,039,598,000
Total amortized cost		1,173,448,000		1,173,448,000		1,224,727,000
Fair Value
Due in one year or less		133,611,000		133,611,000		125,881,000
Due after one year through five years		130,803,000		130,803,000		125,245,000
Due after five years through ten years		74,513,000		74,513,000		70,280,000
Due after ten years		659,001,000		659,001,000		666,206,000
Total		997,928,000		997,928,000		987,612,000
Fair Value		1,163,227,000		1,163,227,000		1,168,920,000
Realized net losses from trading securities portfolio	700,000	(800,000)	1,500,000	(1,400,000)	2,700,000	2,800,000
Carrying amount of securities pledged	635,200,000	1,000,000,000		1,000,000,000		1,000,000,000
Fair value of securities pledged	633,400,000	983,100,000		983,100,000		938,100,000
Deposit with various state insurance departments	9,300,000	8,600,000		8,600,000		9,400,000
Residential mortgage-backed securities
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		55,895,000		55,895,000		59,936,000
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		57,504,000		57,504,000		60,087,000
Collateralized mortgage obligations
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		110,909,000		110,909,000		124,502,000
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		107,130,000		107,130,000		120,461,000
Commercial mortgage-backed securities
Amortized Cost
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		597,000		597,000		691,000
Fair Value
Mortgage-backed securities, collateralized mortgage obligations and commercial mortgage-backed securities		$ 665,000		$ 665,000		$ 760,000